Schedule of Investments

ARK Next Generation Internet ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–89.0%

Automobiles - 5.3%
Tesla, Inc.*	304,835	$61,223,061

Banks - 0.9%
NU Holdings Ltd., Class A (Brazil)*	1,334,706	10,944,589

Biotechnology - 1.3%
Veracyte, Inc.*	707,822	14,666,072

Broadline Retail - 1.2%
MercadoLibre, Inc. (Brazil)*	11,776	14,610,954

Capital Markets - 13.7%
Coinbase Global, Inc., Class A*	1,363,255	105,134,226
Robinhood Markets, Inc., Class A*	5,955,261	54,431,085
Total Capital Markets		159,565,311

Diversified Consumer Services - 0.2%
2U, Inc.*	1,163,414	2,466,438

Electronic Equipment Instruments & Components - 1.0%
Vuzix Corp.*†	3,355,228	10,904,491

Entertainment - 13.2%
ROBLOX Corp., Class A*	1,703,907	54,201,282
Roku, Inc.*	1,470,623	87,605,012
Spotify Technology SA*	70,687	11,646,390
Total Entertainment		153,452,684

Financial Services - 6.1%
Adyen NV (Netherlands)*(a)	1,614,924	10,803,842
Block, Inc.*	1,508,562	60,719,620
Total Financial Services		71,523,462

Health Care Technology - 2.6%
Teladoc Health, Inc.*	1,812,858	29,984,671

Hotels, Restaurants & Leisure - 6.6%
DraftKings, Inc., Class A*	1,709,798	47,224,621
Genius Sports Ltd. (United Kingdom)*	6,072,243	29,632,546
Total Hotels, Restaurants & Leisure		76,857,167

Interactive Media & Services - 2.1%
Meta Platforms, Inc., Class A*	42,234	12,723,837
Nextdoor Holdings, Inc.*	6,644,214	12,092,470
Total Interactive Media & Services		24,816,307

IT Services - 8.4%
Cloudflare, Inc., Class A*	414,520	23,499,139
Shopify, Inc., Class A (Canada)*	635,104	29,970,557
Twilio, Inc., Class A*	865,334	44,357,021
Total IT Services		97,826,717

Media - 1.0%
The Trade Desk, Inc., Class A*	164,352	11,662,418

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	198,162	19,518,957
NVIDIA Corp.	29,943	12,210,755
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	31,831	2,747,334
Total Semiconductors & Semiconductor Equipment		34,477,046

Investments	Shares	Value

Software - 21.9%
Crowdstrike Holdings, Inc., Class A*	113,002	$19,975,364
Microsoft Corp.	34,591	11,695,563
PagerDuty, Inc.*	1,504,237	30,340,460
Palantir Technologies, Inc., Class A*	1,133,066	16,769,377
UiPath, Inc., Class A*	3,971,551	61,678,187
Unity Software, Inc.*	1,814,269	46,028,004
Zoom Video Communications, Inc., Class A*	1,151,347	69,057,793
Total Software		255,544,748

Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage, Inc., Class A*	171,213	5,788,712
Total Common Stocks
(Cost $2,863,733,579)		1,036,314,848
UNIT TRUST–11.1%

Financials - 11.1%
Grayscale Bitcoin Trust BTC*
(Cost $188,963,826)	4,822,373	129,046,702

MONEY MARKET FUND–0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (c)
(Cost $314,582)	314,582	314,582
Total Investments–100.1%
(Cost $3,053,011,987)		1,165,676,132
Liabilities in Excess of Other Assets–(0.1)%		(770,423)
Net Assets–100.0%		$1,164,905,709

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2023.

Schedule of Investments (continued)

ARK Next Generation Internet ETF

October 31, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2023	Value ($) at 10/31/2023
Common Stock — 0.9%
Electronic Equipment Instruments & Components — 0.9%
Vuzix Corp.
19,329,832	66,367	(1,232,372)	(1,996,797)	(5,262,539)	–	–	3,355,228	10,904,491
$19,329,832	$66,367	$(1,232,372)	$(1,996,797)	$(5,262,539)	$–	$–	3,355,228	$10,904,491

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,036,314,848	$–	$–	$1,036,314,848
Unit Trust‡	129,046,702	–	–	129,046,702
Money Market Fund	314,582	–	–	314,582
Total	$1,165,676,132	$–	$–	$1,165,676,132

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.